Other financial assets	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other financial assets
10. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Financial assets measured at amortized cost
Time deposits	1,141,511	844,549	2,566,221
Other	464,897	680,454	554,997
Financial assets measured at fair value through profit or loss
Public and corporate bonds	59,426	58,711	59,600
Stocks	110,991	149,905	317,101
Derivatives	200,333	503,826	282,364
Other	286,459	286,182	489,824
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	5,806,502	5,372,687	6,075,498
Stocks	2,332,625	2,115,736	2,945,780
Other	7,388	33,067	7,986

Total	10,410,133	10,045,118	13,299,371

Current assets	2,640,392	2,143,602	4,215,457
Non-current assets	7,769,740	7,901,517	9,083,914

Total	10,410,133	10,045,118	13,299,371

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥
2,217,346 million and
¥
1,757,903 million for the years ended March 31, 2020 and 2021, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of April 1, 2019, March 31, 2020 and 2021 are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
Issue		2020	2021
KDDI CORPORATION	711,905	952,192	1,075,516
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	—	—	229,563
SUBARU CORPORATION	325,402	—	—
MS&AD Insurance Group Holdings, Inc.	179,621	161,232	173,171
HOTAI MOTOR CO., LTD.	75,390	98,006	126,049
As Toyota primarily holds long-term investments for business relationships, the investments have been designated to be measured at fair value through other comprehensive income. For the year ended March 31, 2020, SUBARU CORPORATION became Toyota’s associate company accounted for by the equity method through Toyota increasing its equity stake.
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Total fair value	30,280	40,903
Accumulated other comprehensive income, net	4,935	17,323